Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenue:
Income from short-term investments and term deposits and other finance revenue		$ 50	$ 71		$ 60
Foreign exchange gain		2,116	1,774		2,027
Total financial income		2,166	1,845		2,087
Financial expenses:
Interest on loans		7,864	4,971		4,153
Interest on lease contracts (see Note 15)		622	0		0
Interest on financing component of long term development services agreement (see note 18)		619	0		0
Interest on supplier payable with extended payment terms		0	0		213
Other bank fees and financial charges		538	476		306
Other financial expenses		0	400	[1]	0	[1],[2]
Convertible debt amendments	$ 322	0	265	[1]	322	[1],[2]
Foreign exchange loss		2,045	1,408		3,428
Total financial expenses		$ 11,688	$ 7,520		$ 8,422

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.